CONVERTIBLE NOTES - Interest Expense Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 02, 2019	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Amortization of issuance costs allocated to Convertible Notes		$ 494
Amortization of debt discount from contingent forward contracts (Note 6)		2,900
Total interest expense	$ 3,394	$ 3,394	$ 1,623